INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 586,747	$ 751,208	$ 468,781
Computer Software Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful live			3 years